Investments - Net Realized Gains and Losses on Available-for-Sale Securities (Details) - RiverSource Life - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net realized gains and losses on Available-for-Sale securities
Gross realized investment gains	$ 28	$ 576	$ 17
Gross realized investment losses	(25)	(6)	(2)
Credit losses	(21)	(1)	(10)
Other impairments	(70)	(13)	0
Total	$ (88)	$ 556	$ 5